AAM/Bahl & Gaynor Income Growth Fund
A series of the Investment Managers Series Trust

Supplement dated January 25, 2013
to the Prospectus dated July 5, 2012, as amended on August 10, 2012, and the Statement of Additional Information dated July 5, 2012

The following information supplements and/or amends any information to the contrary in the Fund’s Prospectus and Statement of Additional Information:

Effective January 31, 2013, Class C shares will be available for purchase.

Please file this Supplement with your records.